Income Taxes Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Expected statutory income tax rate	35.00%	35.00%	35.00%
Increase/(decrease)
State and local income taxes, net of Federal benefit	2.10%	2.10%	2.50%
Other	0.00%	0.60%	1.00%
Effective tax rate (excluding noncontrolling interests)	37.10%	37.70%	38.50%
Income attributable to noncontrolling interests	(1.20%)	(0.60%)	(1.30%)
Effective tax rate per Consolidated Statements of Income	35.90%	37.10%	37.20%